Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.4%
		Communication Services—3.2%
107,804		AT&T, Inc.	$4,079,303
91,651		CenturyLink, Inc.	1,143,805
870	[1]	Charter Communications, Inc.	358,545
75,335		Comcast Corp., Class A	3,396,102
44	[1]	DISH Network Corp., Class A	1,499
22,928	[1]	Discovery, Inc., Class C	564,487
4,361		Fox Corp., Class A	137,524
13,224	[1]	Lions Gate Entertainment Corp., Class A	122,322
17,507	[1]	Lions Gate Entertainment Corp., Class B	153,011
49,079		News Corp., Inc., Class B	701,584
33,556	[1]	Qurate Retail, Inc.	346,130
11,100		Sinclair Broadcast Group, Inc.	474,414
7,675	[1]	Take-Two Interactive Software, Inc.	961,985
97,719		Verizon Communications, Inc.	5,898,319
8,403		Viacom, Inc., Class A	220,663
266		Viacom, Inc., Class B	6,392
24,454		Walt Disney Co.	3,186,845
35,587	[1]	Zynga, Inc.	207,116
		TOTAL	21,960,046
		Consumer Discretionary—2.4%
522		Best Buy Co., Inc.	36,013
11,090	[1]	Caesars Entertainment Corp.	129,309
11,943	[1]	Dollar Tree, Inc.	1,363,413
4,431		Expedia Group, Inc.	595,571
19,909		Extended Stay America, Inc.	291,468
904		Foot Locker, Inc.	39,017
214,320		Ford Motor Co.	1,963,171
1,038	[1]	Frontdoor, Inc.	50,416
25,326		Gentex Corp.	697,351
7,837		Home Depot, Inc.	1,818,341
7,487		Kohl's Corp.	371,804
17,347		L Brands, Inc.	339,828
3,140		Las Vegas Sands Corp.	181,366
18,847		McDonald's Corp.	4,046,639
47,456		Newell Brands, Inc.	888,376
7,937	[1]	Norwegian Cruise Line Holdings Ltd.	410,898
42,200		Pulte Group, Inc.	1,542,410
1,410		Royal Caribbean Cruises, Ltd.	152,745
6,802		Target Corp.	727,202
5,128	[1]	Under Armour, Inc., Class C	92,971
90		Yum China Holdings, Inc.	4,089
1,742		Yum! Brands, Inc.	197,595
		TOTAL	15,939,993

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—3.6%
18,599		Altria Group, Inc.	$760,699
17,777		Colgate-Palmolive Co.	1,306,787
2,253	[1]	Herbalife Ltd.	85,299
9,017		Hershey Foods Corp.	1,397,545
1,500		Kimberly-Clark Corp.	213,075
35,643		Kraft Heinz Co./The	995,687
1,862		Lamb Weston Holdings, Inc.	135,405
51,041		Mondelez International, Inc.	2,823,588
6,035		PepsiCo, Inc.	827,399
28,393		Philip Morris International, Inc.	2,155,881
53,398		Procter & Gamble Co.	6,641,643
493		Spectrum Brands Holdings, Inc.	25,991
41,444		The Coca-Cola Co.	2,256,211
1,601		Walgreens Boots Alliance, Inc.	88,551
38,705		WalMart, Inc.	4,593,509
		TOTAL	24,307,270
		Energy—3.2%
48,196		Cabot Oil & Gas Corp., Class A	846,804
41,756		Chevron Corp.	4,952,261
42,406		ConocoPhillips	2,416,294
4,492		Continental Resources, Inc.	138,309
6,566		Devon Energy Corp.	157,978
11,888		EOG Resources, Inc.	882,327
27,173		EQT Corp.	289,121
82,744		Exxon Mobil Corp.	5,842,554
145		Helmerich & Payne, Inc.	5,810
7,142		Hess Corp.	431,948
48,511		Kinder Morgan, Inc.	999,812
15,657		Marathon Oil Corp.	192,111
22,166		Occidental Petroleum Corp.	985,722
9,776		Parsley Energy, Inc.	164,237
19,367		Patterson-UTI Energy, Inc.	165,588
5,358		Phillips 66	548,659
3,024		Pioneer Natural Resources, Inc.	380,328
22,169		Schlumberger Ltd.	757,515
12,620		Valero Energy Corp.	1,075,729
7,565	[1]	WPX Energy, Inc.	80,113
24,716		Williams Cos., Inc.	594,667
		TOTAL	21,907,887
		Financials—9.3%
65,161		AXA Equitable Holdings, Inc.	1,443,968
6,409		Aflac, Inc.	335,319
12,768		Allstate Corp.	1,387,626
46,932		Ally Financial, Inc.	1,556,265
4,482		Ameriprise Financial, Inc.	659,302
16,540	[1]	Athene Holding Ltd.	695,672
209,394		Bank of America Corp.	6,108,023
37,319		Bank of New York Mellon Corp.	1,687,192
31,887	[1]	Berkshire Hathaway, Inc., Class B	6,633,134

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
14,975	[1]	Brighthouse Financial, Inc.	$606,038
12,899		CIT Group Holdings, Inc.	584,454
656		CME Group, Inc.	138,639
27,160		CNA Financial Corp.	1,337,630
7,091		Capital One Financial Corp.	645,139
61,136		Chimera Investment Corp.	1,195,820
704		Chubb Ltd.	113,654
60,235		Citigroup, Inc.	4,161,034
44,328		Citizens Financial Group, Inc.	1,567,881
22,902		Comerica, Inc.	1,511,303
2,722		Discover Financial Services	220,727
30,791		E*Trade Financial Corp.	1,345,259
9,959		First Horizon National Corp.	161,336
6,019		Goldman Sachs Group, Inc.	1,247,317
176		Hanover Insurance Group, Inc.	23,855
57,331		JPMorgan Chase & Co.	6,747,285
19,712		Jefferies Financial Group, Inc.	362,701
15,380		KeyCorp	274,379
10,953		Lazard Ltd., Class A	383,355
21,876		Lincoln National Corp.	1,319,560
30,856		Loews Corp.	1,588,467
43,270		MetLife, Inc.	2,040,613
36,748		Morgan Stanley	1,568,037
27,151		Navient Corp.	347,533
113,698		New York Community Bancorp, Inc.	1,426,910
21,257		OneMain Holdings, Inc.	779,707
60,000	[1]	Oportun Financial Corp.	973,200
13,062		Prudential Financial, Inc.	1,174,927
79,544		Regions Financial Corp.	1,258,386
157		Reinsurance Group of America	25,101
28,677		Synchrony Financial	977,599
4,087		U.S. Bancorp	226,175
48,819		Unum Group	1,450,901
85,654		Wells Fargo & Co.	4,320,388
		TOTAL	62,611,811
		Health Care—5.0%
33,822		Abbott Laboratories	2,829,887
29,333	[1]	Alkermes, Inc.	572,287
10,669		Allergan PLC	1,795,486
2,562	[1]	Alnylam Pharmaceuticals, Inc.	206,036
2,563		Amgen, Inc.	495,966
3,080		Anthem, Inc.	739,508
1,314		Baxter International, Inc.	114,936
3,358	[1]	Biogen, Inc.	781,810
13,466		CVS Health Corp.	849,301
6,279		Cardinal Health, Inc.	296,306
1,398		Cooper Cos., Inc.	415,206
11,234		Danaher Corp.	1,622,527
8,074		Dentsply Sirona, Inc.	430,425

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
20,125	[1]	Envista Holdings Corp.	$561,085
7,923		Gilead Sciences, Inc.	502,160
8,334		HCA Healthcare, Inc.	1,003,580
1,911		Hill-Rom Holdings, Inc.	201,094
26,362	[1]	Hologic, Inc.	1,331,017
975	[1]	Horizon Therapeutics PLC	26,549
4,023	[1]	IQVIA Holdings, Inc.	600,956
43,388		Johnson & Johnson	5,613,539
12,091		McKesson Corp.	1,652,356
23,983		Medtronic PLC	2,605,033
17,529		Merck & Co., Inc.	1,475,591
5,483	[1]	Mylan NV	108,454
88,524		Pfizer, Inc.	3,180,667
2,321		STERIS PLC	335,361
14,286	[1]	SmileDirectClub, Inc.	198,290
6,885		Thermo Fisher Scientific, Inc.	2,005,394
3,494		Universal Health Services, Inc., Class B	519,732
1,791		West Pharmaceutical Services, Inc.	254,000
2,477		Zimmer Biomet Holdings, Inc.	340,018
		TOTAL	33,664,557
		Industrials—3.7%
9,316		3M Co.	1,531,550
10,723		ADT, Inc.	67,233
6,739		Ametek, Inc.	618,775
19,411		CSX Corp.	1,344,600
3,312		Caterpillar, Inc.	418,339
2,004		Copa Holdings SA, Class A	197,895
4,551		Cummins, Inc.	740,311
17,009		Delta Air Lines, Inc.	979,718
6,380		Dover Corp.	635,193
2,740		Eaton Corp. PLC	227,831
22,636		Emerson Electric Co.	1,513,443
1,075	[1]	Gardner Denver Holdings, Inc.	30,412
144,565		General Electric Co.	1,292,411
32,421	[1]	HD Supply, Inc.	1,270,093
13,316		Honeywell International, Inc.	2,253,067
3,070		Hubbell, Inc.	403,398
6,265		Ingersoll-Rand PLC	771,911
5,575		L3Harris Technologies, Inc.	1,163,168
1,652		Lennox International, Inc.	401,386
839		Macquarie Infrastructure Co.	33,115
13,028		Masco Corp.	543,007
4,670		Norfolk Southern Corp.	839,012
2,436		Parker-Hannifin Corp.	439,966
2,710		Roper Technologies, Inc.	966,386
15,563		Southwest Airlines Co.	840,558
1,473		Spirit AeroSystems Holdings, Inc., Class A	121,140
2,690	[1]	Teledyne Technologies, Inc.	866,153
875	[1]	Transdigm Group, Inc.	455,586

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
6,280	[1]	United Airlines Holdings, Inc.	$555,215
1,813	[1]	United Rentals, Inc.	225,972
7,337		United Technologies Corp.	1,001,647
2,828	[1]	WABCO Holdings, Inc.	378,245
10,318		Waste Management, Inc.	1,186,570
6,209		Woodward, Inc.	669,517
		TOTAL	24,982,823
		Information Technology—2.4%
3,874		Alliance Data Systems Corp.	496,376
8,553	[1]	Autodesk, Inc.	1,263,278
3,034	[1]	Ciena Corp.	119,024
8,571	[1]	CloudFlare, Inc.	159,163
2,312	[1]	Cree, Inc.	113,288
4,277		Cypress Semiconductor Corp.	99,825
8,377	[1]	Dell Technologies, Inc.	434,431
1,955		HP, Inc.	36,989
4,748		IBM Corp.	690,454
112,649		Intel Corp.	5,804,803
33,880		Marvell Technology Group Ltd.	845,983
29,147	[1]	Micron Technology, Inc.	1,248,949
8,719		Motorola, Inc.	1,485,805
12,677		National Instruments Corp.	532,307
19,075	[1]	Nuance Communications, Inc.	311,113
17,199	[1]	Ping Identity Holding Corp.	296,683
3,527	[1]	Qorvo, Inc.	261,492
54,082		Symantec Corp.	1,277,958
773	[1]	Verisign, Inc.	145,811
23,812		Xerox Holdings Corp.	712,217
		TOTAL	16,335,949
		Materials—1.7%
6,407		Air Products & Chemicals, Inc.	1,421,457
11,635	[1]	Alcoa Corp.	233,514
3,248		Ardagh Group SA	50,929
29,311	[1]	Berry Global Group, Inc.	1,151,043
17,890		CF Industries Holdings, Inc.	880,188
13,245		Celanese Corp.	1,619,731
9,167		Corteva, Inc.	256,676
9,167		Dow, Inc.	436,808
12,121		DuPont de Nemours, Inc.	864,349
1,107		Eagle Materials, Inc.	99,641
14,984		Huntsman Corp.	348,528
8,565		International Paper Co.	358,188
3,734		Linde PLC	723,350
2,748		LyondellBasell Industries N.V.	245,864
11,645		Newmont Goldcorp Corp.	441,578
1,177		Olin Corp.	22,033
1,396		Reliance Steel & Aluminum Co.	139,125
12,336		Steel Dynamics, Inc.	367,613
62,300		Valvoline, Inc.	1,372,469

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
6,264		WestRock Co.	$228,323
		TOTAL	11,261,407
		Real Estate—2.2%
28,839		Apartment Investment & Management Co., Class A	1,503,665
844		Avalonbay Communities, Inc.	181,739
39,094		Equity Commonwealth	1,338,970
3,927		Extra Space Storage, Inc.	458,752
46,459		HCP, Inc.	1,655,334
43,162		Host Hotels & Resorts, Inc.	746,271
53,282		Invitation Homes, Inc.	1,577,680
60,836		Medical PPTYS Trust, Inc.	1,189,952
6,111		Public Storage	1,498,845
93,098		SITE Centers Corp.	1,406,711
7,682		Simon Property Group, Inc.	1,195,703
133,811		VEREIT, Inc.	1,308,672
24,516		Weingarten Realty Investors	714,151
		TOTAL	14,776,445
		Utilities—2.7%
60,313		AES Corp.	985,514
20,489		Ameren Corp.	1,640,145
23,673		American Electric Power Co., Inc.	2,217,923
5,867		DTE Energy Co.	780,076
302		Duke Energy Corp.	28,950
24,640		Evergy, Inc.	1,640,038
43,518		Exelon Corp.	2,102,355
33,978		NRG Energy, Inc.	1,345,529
9,961		NextEra Energy, Inc.	2,320,813
10,332	[1]	P G & E Corp.	103,320
15,735		Pinnacle West Capital Corp.	1,527,397
19,397		Public Service Enterprises Group, Inc.	1,204,166
22,408		UGI Corp.	1,126,450
57,501		Vistra Energy Corp.	1,537,002
		TOTAL	18,559,678
		TOTAL COMMON STOCKS (IDENTIFIED COST $239,411,492)	266,307,866
		ADJUSTABLE RATE MORTGAGE—0.0%
$6,730	[2]	Federal National Mortgage Association ARM, 4.347%, 9/1/2037 (IDENTIFIED COST $6,779)	7,041
		ASSET-BACKED SECURITY—0.0%
42,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021 (IDENTIFIED COST $41,999)	41,992
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
1,335,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,399,115
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	91,659
340,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	387,428
1,000,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,153,741
1,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	1,090,548
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	52,421
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	105,169

Shares, Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$590,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	$615,111
105,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	111,557
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,742,901)	5,006,749
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.1%
790,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	825,019
126,069	Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	126,028
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $875,072)	951,047
	CORPORATE BONDS—17.6%
	Basic Industry - Chemicals—0.2%
200,000	Albemarle Corp., 4.150%, 12/1/2024	213,588
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	227,463
600,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	651,981
	TOTAL	1,093,032
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	160,826
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	687,126
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	156,254
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	57,847
	TOTAL	1,062,053
	Basic Industry - Paper—0.0%
161,000	International Paper Co., Sr. Unsecd. Note, 4.750%, 2/15/2022	169,848
	Capital Goods - Aerospace & Defense—0.4%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	783,871
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	438,754
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	55,437
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	166,704
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	414,501
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	614,627
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	522,264
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	21,372
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	26,749
	TOTAL	3,044,279
	Capital Goods - Building Materials—0.1%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	60,727
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	111,647
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	499,681
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	42,975
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	167,659
	TOTAL	882,689
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	794,194
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	487,352
	TOTAL	1,281,546
	Capital Goods - Diversified Manufacturing—0.3%
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	755,386
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	508,175
800,000	Valmont Industries, Inc., 5.250%, 10/1/2054	820,854
	TOTAL	2,084,415

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.1%
$600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	$628,196
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	383,814
	TOTAL	1,012,010
	Communications - Cable & Satellite—0.5%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	305,060
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,669,567
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	370,164
600,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	653,778
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	323,938
	TOTAL	3,322,507
	Communications - Media & Entertainment—0.4%
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	642,553
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	154,217
180,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	228,948
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	534,373
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	105,516
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	622,342
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	195,025
	TOTAL	2,482,974
	Communications - Telecom Wireless—0.3%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	331,702
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	410,814
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	479,087
500,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	541,183
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	325,099
	TOTAL	2,087,885
	Communications - Telecom Wirelines—0.6%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	819,812
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	888,591
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	845,602
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	676,691
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	390,826
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	641,208
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	139,886
	TOTAL	4,402,616
	Consumer Cyclical - Automotive—0.5%
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	513,790
350,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	374,605
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	346,078
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	405,401
600,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	603,354
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	738,040
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	206,761
	TOTAL	3,188,029
	Consumer Cyclical - Retailers—0.5%
589,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	636,421
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	335,580
550,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	626,464

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	$579,357
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	622,701
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	523,651
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	42,214
	TOTAL	3,366,388
	Consumer Cyclical - Services—0.3%
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	460,274
400,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	419,058
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	446,600
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	503,753
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	205,891
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	32,011
	TOTAL	2,067,587
	Consumer Non-Cyclical - Food/Beverage—1.1%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	198,291
835,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	944,416
485,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	552,673
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	512,129
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	210,669
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	171,962
280,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	328,132
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	543,773
690,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	735,602
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	240,472
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	523,828
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	133,147
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	848,266
260,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	273,191
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	525,061
400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 6/2/2047	449,608
	TOTAL	7,191,220
	Consumer Non-Cyclical - Health Care—0.2%
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	153,664
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	415,674
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	236,699
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	91,357
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	300,330
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,655
	TOTAL	1,208,379
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	308,615
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	191,466
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	624,840
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	615,297
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	128,286
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	549,687
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	541,870
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	759,605

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$140,500
	TOTAL	3,860,166
	Consumer Non-Cyclical - Products—0.1%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	73,184
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	617,363
	TOTAL	690,547
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	595,691
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	206,789
	TOTAL	802,480
	Consumer Non-Cyclical - Tobacco—0.2%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	137,191
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	471,227
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	336,623
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	347,511
	TOTAL	1,292,552
	Energy - Independent—0.4%
700,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	718,551
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	105,586
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	254,801
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	453,015
700,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	728,487
400,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	407,546
300,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	339,453
	TOTAL	3,007,439
	Energy - Integrated—0.4%
600,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	607,450
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	114,919
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	314,425
290,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	305,665
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	86,903
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	577,238
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	527,480
	TOTAL	2,534,080
	Energy - Midstream—0.4%
115,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	122,267
225,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	235,493
40,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	43,132
875,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	962,642
70,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	75,988
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	245,731
200,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	222,512
335,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	363,978
120,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	125,240
490,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	518,923
	TOTAL	2,915,906
	Energy - Refining—0.2%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	628,268

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	$262,664
300,000		Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	333,618
		TOTAL	1,224,550
		Financial Institution - Banking—3.3%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	640,982
400,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	423,576
495,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	502,532
250,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	264,725
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,931,910
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.748% (3-month USLIBOR +0.650%), 10/1/2021	50,161
1,200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,224,567
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	195,027
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	53,087
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	318,892
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	803,557
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	202,817
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	510,141
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	132,161
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	601,915
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	596,326
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	953,329
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	267,640
30,000		Comerica, Inc., 3.800%, 7/22/2026	31,809
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	364,747
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	876,545
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,315,371
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	694,833
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,485,954
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	1,956,979
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	879,940
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	220,506
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	504,851
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,016,092
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	303,158
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	289,770
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	424,606
600,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	615,371
60,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,640
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	307,939
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 3.485% (3-month USLIBOR +1.230%), 10/31/2023	50,781
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,378,282
		TOTAL	22,451,519
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	42,678
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	184,459
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	210,246
		TOTAL	437,383
		Financial Institution - Finance Companies—0.2%
1,100,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,155,743

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.1%
$350,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	$366,343
	Financial Institution - Insurance - Life—0.7%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	535,242
800,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	842,644
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	856,717
400,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	427,553
450,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	473,766
350,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	366,683
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	188,414
500,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	560,243
170,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	180,107
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	409,249
	TOTAL	4,840,618
	Financial Institution - Insurance - P&C—0.4%
700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	726,346
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	32,070
490,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	563,575
340,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	395,687
500,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	865,477
	TOTAL	2,583,155
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	794,449
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	804,366
200,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	211,141
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	581,154
	TOTAL	2,391,110
	Financial Institution - REIT - Healthcare—0.3%
750,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	786,004
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	629,067
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	490,199
	TOTAL	1,905,270
	Financial Institution - REIT - Office—0.2%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	369,811
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	431,750
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	794,430
	TOTAL	1,595,991
	Financial Institution - REIT - Other—0.3%
820,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	859,894
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	700,044
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	312,491
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	267,501
	TOTAL	2,139,930
	Financial Institution - REIT - Retail—0.3%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	786,751
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	760,759
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	737,616
	TOTAL	2,285,126

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—1.0%
$350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	$355,535
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	938,759
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	81,238
600,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	611,065
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	375,812
270,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	278,467
725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	726,767
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	224,883
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	157,470
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	195,074
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	402,429
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	270,476
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	212,791
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	215,603
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	638,522
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	292,652
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	636,870
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	22,241
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	220,588
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	31,042
	TOTAL	6,888,284
	Transportation - Railroads—0.0%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	183,227
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	411,338
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	99,618
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	295,418
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	504,313
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	255,242
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	516,918
	TOTAL	2,082,847
	Utility - Electric—1.3%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	626,940
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	430,197
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	318,172
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	169,043
205,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	226,950
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	905,022
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	207,047
375,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	389,331
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	419,310
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	463,948
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	513,815
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	250,344
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	72,381
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	529,081
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	52,373
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	188,633
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	94,599

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	$24,240
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	575,094
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	218,330
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	53,381
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	113,856
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	729,735
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	73,143
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	306,019
500,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	516,989
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	149,932
	TOTAL	8,617,905
	Utility - Natural Gas—0.4%
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	828,681
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	775,573
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	133,287
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	830,235
	TOTAL	2,567,776
	TOTAL CORPORATE BONDS (IDENTIFIED COST $110,580,080)	118,767,404
	MORTGAGE-BACKED SECURITIES—0.0%
28,765	Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	30,213
6,846	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	7,762
4,012	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	4,579
11,486	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	13,047
13,416	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	15,303
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $65,997)	70,904
	PURCHASED CALL OPTION—0.1%
8,000	CBOE SPX Volatility Index, Notional Amount $91,928,000, Exercise Price, $21.00, Expiration Date: 10/16/2019 (IDENTIFIED COST $848,358)	580,000
	PURCHASED PUT OPTIONS—0.4%
10,000	SPDR S&P 500 ETF Trust, Notional Amount $296,770,000, Exercise Price, $285.00, Expiration Date: 10/18/2019	1,025,000
2,000	SPDR S&P 500 ETF Trust, Notional Amount $59,354,000, Exercise Price, $285.00, Expiration Date: 11/15/2019	560,000
2,450	SPDR S&P 500 ETF Trust, Notional Amount $72,708,650, Exercise Price, $260.00, Expiration Date: 3/20/2020	1,095,150
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,319,324)	2,680,150
	U.S. TREASURIES—15.0%
$3,286	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	3,259
10,828	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	12,078
20,000	United States Treasury Bond, 2.750%, 11/15/2047	22,661
5,600,000	United States Treasury Bond, 2.750%, 8/15/2047	6,341,594
2,000,000	United States Treasury Bond, 2.875%, 5/15/2049	2,333,924
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,175
3,000,000	United States Treasury Bond, 3.000%, 2/15/2049	3,578,597
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,431,973
10,200,000	United States Treasury Note, 1.250%, 8/31/2024	10,058,746
4,500,000	United States Treasury Note, 1.500%, 8/31/2021	4,486,871
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,495,606
2,500,000	United States Treasury Note, 1.625%, 6/30/2021	2,497,040
2,400,000	United States Treasury Note, 1.625%, 2/15/2026	2,400,890

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
$13,000,000	United States Treasury Note, 1.625%, 8/15/2029	$12,944,140
2,000,000	United States Treasury Note, 1.750%, 7/31/2021	2,002,802
8,250,000	United States Treasury Note, 1.875%, 1/31/2022	8,296,113
1,000,000	United States Treasury Note, 2.000%, 10/31/2022	1,012,387
2,650,000	United States Treasury Note, 2.000%, 11/15/2026	2,717,427
2,020,000	United States Treasury Note, 2.125%, 5/31/2021	2,033,591
2,300,000	United States Treasury Note, 2.125%, 11/30/2024	2,362,138
50,000	United States Treasury Note, 2.250%, 11/15/2027	52,296
5,700,000	United States Treasury Note, 2.500%, 6/30/2020	5,726,496
2,000,000	United States Treasury Note, 2.500%, 1/31/2021	2,018,906
3,500,000	United States Treasury Note, 2.500%, 2/15/2022	3,571,044
4,000,000	United States Treasury Note, 2.625%, 7/15/2021	4,064,866
3,000,000	United States Treasury Note, 2.750%, 6/30/2025	3,188,397
40,000	United States Treasury Note, 2.875%, 5/31/2025	42,756
1,200,000	United States Treasury Note, 2.875%, 5/15/2028	1,317,400
2,000,000	United States Treasury Note, 3.125%, 11/15/2028	2,245,690
10,700,000	United States Treasury Note, 3.625%, 2/15/2021	10,969,254
	TOTAL U.S. TREASURIES (IDENTIFIED COST $96,982,231)	101,230,117
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
600,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	666,900
600,000	Mexico, Government of, 3.750%, 1/11/2028	618,000
200,000	Poland, Government of, 4.000%, 1/22/2024	216,578
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,501,478
	INVESTMENT COMPANIES—20.1%
1,186,191	Emerging Markets Core Fund	11,802,604
726,776	Federated Bank Loan Core Fund	7,122,399
2,624,254	Federated High Income Bond Fund II, Class P	16,664,015
8,418,251	Federated Mortgage Core Portfolio	83,256,496
1,906,111	Federated Project and Trade Finance Core Fund	17,155,002
1,030	Federated U.S. Gov't Securities Fund 2-5 Years, Institutional Shares	11,275
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $132,087,562)	136,011,791
	REPURCHASE AGREEMENT—4.6%
$31,240,000	Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466. (IDENTIFIED COST $31,240,000)	31,240,000
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $621,636,595)	664,396,539
	OTHER ASSETS AND LIABILITIES - NET—1.7%[3]	11,532,728
	TOTAL NET ASSETS—100%	$675,929,267

At September 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	500	$372,312,500	December 2019	$(2,186,029)
[1]United States Treasury Notes 2-Year Long Futures	150	$32,325,000	December 2019	$(99,947)
[1]United States Treasury Notes 5-Year Long Futures	150	$17,872,266	December 2019	$(114,009)
[1]United States Treasury Ultra Bond Long Futures	25	$4,797,656	December 2019	$(97,908)
[1]United States Treasury Notes 10-Year Ultra Short Futures	60	$8,544,375	December 2019	$111,428
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,386,465)
At September 30, 2019, the Fund had the following outstanding written option contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Chicago Board Options Exchange SPX Volatility Index (CALL-Option)	8,000	$91,928,000	October 2019	$25.00	$(300,000)
1SPDR S&P 500 ETF Trust (PUT-Option)	10,000	$296,770,000	October 2019	$275.00	$(365,000)
1SPDR S&P 500 ETF Trust (PUT-Option)	2,000	$59,354,000	November 2019	$270.00	$(226,000)
1SPDR S&P 500 ETF Trust (PUT-Option)	2,450	$72,708,650	March 2020	$230.00	$(398,125)
(PREMIUMS RECEIVED $1,844,529)					$(1,289,125)
The average notional value of long and short futures contracts held by the Fund throughout the period was $255,050,765 and $12,021,000, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $170,698 and $506,995 respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $65,613 and $160,395, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and on the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Affiliates	Balance of Shares Held 12/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,696,947	198,693	(709,449)	1,186,191	$11,802,604	$1,222,376	$(131,198)	$581,026
Federated Bank Loan Core Fund	769,550	33,653	(76,427)	726,776	$7,122,399	$153,418	$(23,446)	$331,661
Federated High Income Bond Fund II, Class P	3,835,070	573,802	(1,784,618)	2,624,254	$16,664,015	$996,306	$66,673	$1,522,163
Federated Mortgage Core Portfolio	11,473,149	2,366,759	(5,421,657)	8,418,251	$83,256,496	$2,426,821	$297,313	$2,391,400
Federated Project and Trade Finance Core Fund	2,226,116	67,410	(387,415)	1,906,111	$17,155,002	$170,875	$(292,789)	$609,117
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,012	18	—	1,030	$11,275	$306	$—	$186
TOTAL OF AFFILIATED TRANSACTIONS	20,001,844	3,240,335	(8,379,566)	14,862,613	$136,011,791	$4,970,102	(83,447)	$5,435,553
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$254,926,451	$—	$—	$254,926,451
International	11,381,405	—	—	11,381,405
Debt Securities:
Adjustable Rate Mortgage	—	7,041	—	7,041
Asset-Backed Security	—	41,992	—	41,992
Collateralized Mortgage Obligations	—	5,006,749	—	5,006,749
Commercial Mortgage-Backed Securities	—	951,047	—	951,047
Corporate Bonds	—	118,767,404	—	118,767,404
Mortgage-Backed Securities	—	70,904	—	70,904
U.S. Treasuries	—	101,230,117	—	101,230,117
Foreign Governments/Agencies	—	1,501,478	—	1,501,478
Purchased Call Option	580,000	—	—	580,000
Purchased Put Options	2,680,150	—	—	2,680,150
Investment Companies[1]	118,856,789	—	—	136,011,791
Repurchase Agreement	—	31,240,000	—	31,240,000
TOTAL SECURITIES	$388,424,795	$258,816,732	$—	$664,396,529
Other Financial Instruments
Assets
Futures Contracts	$111,428	$—	$—	$111,428
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(2,497,893)	—	—	(2,497,893)
Written Options Contracts	(1,289,125)	—	—	(1,289,125)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,675,590)	$—	$—	$(3,675,590)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $17,155,002 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt